22. Segment information (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 The PRC CNY	Dec. 31, 2012 The PRC CNY	Dec. 31, 2011 The PRC CNY	Dec. 31, 2013 Hong Kong CNY	Dec. 31, 2012 Hong Kong CNY	Dec. 31, 2011 Hong Kong CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY
Revenue	$ 18,602	$ 21,645		$ 20,213		12,392	15,867	15,100	5,919	5,511	4,891	291	267	222
Geographical analysis of long-lived assets			945		1,058	321	362		568	583		889	945